Property and Equipment net (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Property and Equipment net
Depreciation and amortization	$ 39,215	$ 42,448
Adjustment in cost of goods sold	$ 0	0
Amortization		$ 0	$ 4,651